Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings.
Schedule of borrowings

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Current borrowings	72,953	782,978
Current borrowings included in liabilities relating to assets classified as held for sale	—	(10,000)
Current borrowings per balance sheet	72,953	772,978
Non-current borrowings	681,821	51,067
	754,774	824,045